INVENTORY (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
INVENTORY
Raw materials	$ 507
Finished goods	262	$ 653
Total current inventories	769	653
Inventories recognized as part of cost of revenues	$ 1,000	$ 800